Basis of Presentation (Tables)	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents
Cash, cash equivalents and restricted cash are included in the following line items on the condensed consolidated balance sheets:

	At March 31,	At December 31,	Increase / (Decrease)
(dollars in millions)	2019	2018
Cash and cash equivalents	$2,322	$2,745	$(423)
Restricted cash:
Prepaid expenses and other	1,091	1,047	44
Other assets	124	124	—
Cash, cash equivalents and restricted cash	$3,537	$3,916	$(379)

Schedule of Restricted Cash
Cash, cash equivalents and restricted cash are included in the following line items on the condensed consolidated balance sheets:

	At March 31,	At December 31,	Increase / (Decrease)
(dollars in millions)	2019	2018
Cash and cash equivalents	$2,322	$2,745	$(423)
Restricted cash:
Prepaid expenses and other	1,091	1,047	44
Other assets	124	124	—
Cash, cash equivalents and restricted cash	$3,537	$3,916	$(379)

Schedule of New Accounting Pronouncements
The cumulative after-tax effect of the changes made to our condensed consolidated balance sheet for the adoption of Topic 842 were as follows:

(dollars in millions)	At December 31, 2018	Adjustments due to Topic 842	At January 1, 2019
Prepaid expenses and other	$5,453	$(329)	$5,124
Operating lease right-of-use assets	—	23,241	23,241
Other assets	11,717	(2,048)	9,669
Accounts payable and accrued liabilities	22,501	(3)	22,498
Other current liabilities	8,239	(2)	8,237
Current operating lease liabilities	—	2,931	2,931
Deferred income taxes	33,795	139	33,934
Non-current operating lease liabilities	—	19,203	19,203
Other liabilities	13,922	(1,815)	12,107
Retained earnings	43,542	410	43,952
Noncontrolling interests	1,565	1	1,566